Group - Statement of Changes in Equity - USD ($) $ in Millions	Total	Aggregate continuing and discontinued operations	Total	Total Aggregate continuing and discontinued operations	Share capital and premium	Share capital and premium Aggregate continuing and discontinued operations	Other capital reserves	Other capital reserves Aggregate continuing and discontinued operations	(Accumulated losses) Retained earnings	(Accumulated losses) Retained earnings Aggregate continuing and discontinued operations	Fair value through OCI	Fair value through OCI Aggregate continuing and discontinued operations	Actuarial (losses) gains	Actuarial (losses) gains Aggregate continuing and discontinued operations	Foreign currency translation reserve [1]	Foreign currency translation reserve Aggregate continuing and discontinued operations [1]	Non-controlling interests	Non-controlling interests Aggregate continuing and discontinued operations
Equity at beginning of period at Dec. 31, 2019	$ 2,676		$ 2,640		$ 7,199		$ 83		$ (3,268)		$ 45		$ (10)		$ (1,409)		$ 36
Profit (loss) for the period	428		421						421								7
Other comprehensive income (loss)	(16)		(16)								46				(62)
Total comprehensive income (loss) for the period, net of tax		$ 412		$ 405		$ 0		$ 0		$ 421		$ 46		$ 0		$ (62)		$ 7
Shares issued	12		12		12
Share-based payment for share awards net of exercised	(8)		(8)				(8)
Dividends paid	(38)		(38)						(38)
Dividends of subsidiaries	(6)		0														(6)
Transfer on disposal and derecognition of equity investments	0		0						4		(4)
Translation	0		1				(10)		10				1				(1)
Equity at end of period at Jun. 30, 2020	3,048		3,012		7,211		65		(2,871)		87		(9)		(1,471)		36
Equity at beginning of period at Dec. 31, 2019	2,676		2,640		7,199		83		(3,268)		45		(10)		(1,409)		36
Profit (loss) for the period	971
Other comprehensive income (loss)	124
Total comprehensive income (loss) for the period, net of tax		1,095
Shares issued	15
Equity at end of period at Dec. 31, 2020	3,740		3,695		7,214		77		(2,341)		131		1		(1,387)		45
Profit (loss) for the period	373		362						362								11
Other comprehensive income (loss)	(52)		(52)								(43)		(1)		(8)
Total comprehensive income (loss) for the period, net of tax		$ 321		$ 310		$ 0		$ 0		$ 362		$ (43)		$ (1)		$ (8)		$ 11
Shares issued	7		7		7
Share-based payment for share awards net of exercised	1		1				1
Dividends paid	(199)		(199)						(199)
Dividends of subsidiaries	(8)		0														(8)
Translation	0		1				1										(1)
Equity at end of period at Jun. 30, 2021	$ 3,862		$ 3,815		$ 7,221		$ 79		$ (2,178)		$ 88		$ 0		$ (1,395)		$ 47

[1]	Foreign currency translation reserve includes a loss of $1,394m (Dec 2020: $1,396m; Jun 2020: $1,430m) that will not re-cycle through the Income statement on disposal of non-foreign operations, and a loss of $1m (Dec 2020: $9m gain; Jun 2020: $41m loss) relating to foreign operations that will re-cycle through the Income statement on disposal.